Fees Summary	Feb. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,184,000
Previously Paid Amount	0
Total Fee Amount	181.27
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $1,184,000.
Net Fee	$ 181.27
Narrative - Max Aggregate Offering Amount	1,184,000
Final Prospectus	true